SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES ESTIMATED USING BLACK-SHOLES VALUATION MODEL (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities measurement, percentage
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities term (in years)	9 months	9 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities term (in years)	5 years	5 years
Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities measurement, percentage	169.7	154.2
Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities measurement, percentage	367.0	372.3
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities measurement, percentage	0.04	0.09
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fair value derivative liabilities measurement, percentage	0.87	1.62